Cover	9 Months Ended
Mar. 31, 2026
Entity Information [Line Items]
Document Type	S-1
Registrant Name	Forgent Power Solutions, Inc.
Entity Incorporation, State or Country Code	DE
Entity Primary SIC Number	3620
Entity Tax Identification Number	39-3386651
Entity Address, Address Line One	11500 Dayton Parkway
Entity Address, City or Town	Dayton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55369
City Area Code	763
Local Phone Number	588-0536
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002080126
Amendment Flag	false
Business Contact [Member]
Entity Information [Line Items]
Contact Personnel Name	Gary J. Niederpruem
Entity Address, Address Line One	11500 Dayton Parkway
Entity Address, City or Town	Dayton
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55369
City Area Code	763
Local Phone Number	588-0536